Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Assessable profit (in Dollars)		$ 2,000,000
Profits tax rate, percentage	(5.45%)	(5.45%)
Non-capital losses	$ 1,631,239
Unrecognized uncertain tax positions
Uncertain income tax expenses
Significant increases or decreases in unrecognized tax benefits
Canadian [Member]
Income Taxes [Line Items]
Provincial and federal corporate income tax	27.00%	27.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate, percentage	8.25%	8.25%
Hong Kong [Member] | Scenario One [Member]
Income Taxes [Line Items]
Profits tax rate, percentage	16.50%	16.50%
Hong Kong [Member] | Scenario Two [Member]
Income Taxes [Line Items]
Profits tax rate, percentage	16.50%	16.50%